Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Legal claims settlement expenses	$ 0	$ 0		$ 71,000
Self Insurance Reserves	372,596
Deferred rent			6,648,369	4,307,500
Rental expense net of sublease income for operating leases			7,112,362	4,314,690
Current deferred lease incentives			614,987	0
Long-term deferred lease incentives			$ 5,563,984	$ 0